SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 28, 2016.

MFS® Variable Insurance Trust:

MFS® GLOBAL EQUITY SERIES	MFS® RESEARCH SERIES
MFS® GROWTH SERIES	MFS® TOTAL RETURN BOND SERIES
MFS® INVESTORS TRUST SERIES	MFS® TOTAL RETURN SERIES
MFS® MID CAP GROWTH SERIES	MFS® UTILITIES SERIES
MFS® NEW DISCOVERY SERIES	MFS® VALUE SERIES

Effective immediately, the sub-section entitled "5% or Greater Ownership of Share Class" under the main heading entitled "Appendix C-Share Ownership" is hereby restated, as follows:
5% or Greater Ownership of Share Class
The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund's outstanding shares as of March 31, 2016.

FUND and CLASS NAME	Percentage Class Ownership	NAME and ADDRESS of INVESTOR
MFS GLOBAL EQUITY SERIES
CLASS IC	51.13	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	20.61	PARAGON LIFE INSURANCE	13045 TESSON FERRY RD # A2-10	SAINT LOUIS MO 63128-3407
	13.04	JPMORGAN CHASE BANK, N. A.	4 CHASE METROTECH CENTER, 6TH FLR	BROOKLYN NY 11245-0003
	13.04	CONNECTICUT GENERAL LIFE INS. CO.	4 CHASE METROTECH CENTER, 6TH FLR	BROOKLYN NY 11245-0003
	9.41	TIAA-CREF LIFE INSURANCE COMPANY	8500 ANDREW CARNEGIE BLVD	CHARLOTTE NC 28262-8500
MFS GLOBAL EQUITY SERIES
CLASS SC	60.32	PRINCIPAL LIFE INSURANCE CO	711 HIGH ST # 750-07A24	DES MOINES IA 50392-9992
	37.04	EQUITABLE LIFE ASSURANCE SOCIETY OF THE US	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-0101
MFS GROWTH SERIES
CLASS IC	16.83	LINCOLN LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	13.21	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	13.21	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	13.17	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	10.24	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	8.71	PRUCO LIFE INSURANCE COMPANY	213 WASHINGTON ST FL 7	NEWARK NJ 07102-2917
	6.54	TRANSAMERICA ADVISORS LIFE INS CO	4333 EDGEWOOD RD NE MS 4410	CEDAR RAPIDS IA 52499-0001
MFS GROWTH SERIES
CLASS SC	30.99	LINCOLN LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	21.70	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479

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FUND and CLASS NAME	Percentage Class Ownership	NAME and ADDRESS of INVESTOR
	14.02	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	11.86	NATIONWIDE LIFE INS CO	PO BOX 182029	COLUMBUS OH 43218-2029
	8.26	PRINCIPAL LIFE INSURANCE CO	711 HIGH ST # 750-07A24	DES MOINES IA 50392-9992
	6.62	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
MFS INVESTORS TRUST SERIES
CLASS IC	67.54	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	7.92	GUARDIAN INSURANCE & ANNUITY CO INC	3900 BURGESS PLACE	BETHLEHEM PA 18017-8993
	6.00	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606
MFS INVESTORS TRUST SERIES
CLASS SC	43.99	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	169 LACKAWANNA AVE	PARSIPPANY NJ 07054-1007
	33.59	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479
	12.40	AXA EQUITABLE LIFE INSURANCE CO	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-1472
MFS MID CAP GROWTH SERIES
CLASS IC	40.49	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	40.49	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	16.29	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	21.15	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	21.92	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	13.24	MFS GROWTH ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	8.68	MFS CONSERVATIVE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
MFS MID CAP GROWTH SERIES
CLASS SC	47.51	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5851
	39.11	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
MFS NEW DISCOVERY SERIES
CLASS IC	40.42	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	20.76	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	9.07	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	9.07	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750

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FUND and CLASS NAME	Percentage Class Ownership	NAME and ADDRESS of INVESTOR
	5.01	AMERITAS LIFE INSURANCE CORP	5900 O ST	LINCOLN NE 68510-2234
MFS NEW DISCOVERY SERIES
CLASS SC	19.15	PROTECTIVE LIFE CORPORATION	2801 HIGHWAY 280 S	BIRMINGHAM AL 35223-2479
	16.45	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	13.88	IDS LIFE INSURANCE COMPANY	10468 AMERIPRISE FINANCIAL CENTER	MINNEAPOLIS MN 55474-0001
	11.17	TRANSAMERICA LIFE INSURANCE COMPANY	4333 EDGEWOOD RD NE MS 4410	CEDAR RAPIDS IA 52499-0001
	10.23	GUARDIAN INSURANCE & ANNUITY CO INC	3900 BURGESS PL	BETHLEHEM PA 18017-8993
	7.01	NATIONWIDE LIFE INSURANCE COMPANY	P.O. BOX 182029	COLUMBUS OH 43218-2029
	5.58	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5851
MFS RESEARCH SERIES
CLASS IC	57.86	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	36.25	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	11.43	MFS GROWTH ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	10.18	MFS CONSERVATIVE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	5.31	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	5.21	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
MFS RESEARCH SERIES
CLASS SC	72.85	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	17.28	NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION	169 LACKAWANNA AVE	PARSIPPANY NJ 07054-1007
	6.45	DELAWARE LIFE INSURANCE CO OF NY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
MFS TOTAL RETURN BOND SERIES
CLASS IC	42.01	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	32.68	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	21.34	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	11.34	MFS CONSERVATIVE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
	8.02	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	7.20	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999

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FUND and CLASS NAME	Percentage Class Ownership	NAME and ADDRESS of INVESTOR
MFS TOTAL RETURN BOND SERIES
CLASS SC	40.09	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	37.13	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606
	10.34	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	6.53	GUARDIAN INSURANCE & ANNUITY CO INC	3900 BURGESS PL	BETHLEHEM PA 18017-8993
MFS TOTAL RETURN SERIES
CLASS IC	46.32	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	33.94	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	6.82	LINCOLN LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
MFS TOTAL RETURN SERIES
CLASS SC	36.40	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	24.45	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307
	5.98	OHIO NATIONAL LIFE INSURANCE CO	1 FINANCIAL WAY	CINCINNATI OH 45242-5851
	5.52	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606
MFS UTILITIES SERIES
CLASS IC	54.08	LINCOLN LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	23.17	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	7.51	AMERITAS LIFE INSURANCE CORP	5900 O ST	LINCOLN NE 68510-2234
MFS UTILITIES SERIES
CLASS SC	22.65	LINCOLN LIFE	1300 S CLINTON ST	FORT WAYNE IN 46802-3506
	22.21	IDS LIFE INSURANCE COMPANY	10468 AMERIPRISE FINANCIAL CENTER	MINNEAPOLIS MN 55474-0001
	14.26	AXA EQUITABLE LIFE INSURANCE CO	1290 AVENUE OF THE AMERICAS	NEW YORK NY 10104-1472
	8.60	GUARDIAN INSURANCE & ANNUITY CO INC	3900 BURGESS PL	BETHLEHEM PA 18017-8993
	7.54	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	5.74	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307
MFS VALUE SERIES
CLASS IC	36.75	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	19.09	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	22.36	STATE STREET BANK	2 AVENUE DE LAFAYETTE	BOSTON MA 02111-1750
	17.10	MFS MODERATE ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750

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FUND and CLASS NAME	Percentage Class Ownership	NAME and ADDRESS of INVESTOR
	5.26	MFS GROWTH ALLOCATION PORTFOLIO	C/O MFS FINANCIAL SERVICES COMPANY 111 HUNTINGTON AVENUE	BOSTON MA 02111-1750
MFS VALUE SERIES
CLASS SC	44.93	NATIONWIDE LIFE INS CO	PO BOX 182029	COLUMBUS OH 43218-2029
	20.56	PROTECTIVE LIFE CORPORATION	PO BOX 2606	BIRMINGHAM AL 35202-2606
	12.10	DELAWARE LIFE INSURANCE COMPANY	1601 TRAPELO ROAD SUITE 30	WALTHAM MA 02451-7360
	9.57	HARTFORD LIFE & ANNUITY INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	6.30	PACIFIC LIFE INSURANCE COMPANY	700 NEWPORT CENTER DR	NEWPORT BEACH CA 92660-6307

Effective immediately, the section entitled "Appendix D - Portfolio Manager(s)" is hereby restated, with respect to MFS Global Equity Series only, as follows:
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2015, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2015, the following benchmarks were used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Equity Series	David Mannheim	MSCI World Index (gross div) Lipper Global Large-Cap Core Funds
	Ryan McAllister[1]	MSCI World Index (gross div)
	Roger Morley	MSCI World Index (gross div) Lipper Global Large-Cap Core Funds
1 Information is as of September 30, 2016.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods.  For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered.  For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.
Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of September 30, 2016.

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Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund's fiscal year ended December 31, 2015:
Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Global Equity Series	David Mannheim	Registered Investment Companies[1]	6	$4.7 billion
		Other Pooled Investment Vehicles	15	$22.5 billion
		Other Accounts	100	$43.0 billion
	Ryan McAllister[2] (Became a Portfolio Manager of the Fund on September 30, 2016)	Registered Investment Companies[1]	6	$4.7 billion
		Other Pooled Investment Vehicles	16	$22.3 billion
		Other Accounts	95	$41.6 billion
	Roger Morley	Registered Investment Companies[1]	6	$4.7 billion
		Other Pooled Investment Vehicles	16	$22.5 billion
		Other Accounts	100	$43.0 billion

1 Includes the Fund.
2 Account information is as of October 31, 2016.

With respect to the accounts identified in the table above, Mr. Mannheim manages 11 other accounts with assets totaling $3.8 billion, Mr. McAllister manages 9 other accounts with assets totaling $2.1 billion, and Mr. Morley manages 11 other accounts with assets totaling $3.8 billion, for which the advisory fees are based in part on the performance of the accounts. Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager's compensation is not determined by reference to the level of performance fees received by MFS.
Potential Conflicts of Interest
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for the Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund's trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.
MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

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